Details of the Statements of Profit or Loss and Other Comprehensive Income (General and Administrative Expenses) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Salaries and related compensation		€ 1,030	€ 1,027		€ 1,313
Professional services		1,255	1,480		1,455
Other		135	(475)		(440)
Total general and administrative expenses	[1]	€ 2,420	€ 2,032	[2]	€ 2,328	[2]

[1]	Reclassified - See note 2
[2]	Please refer to note 2C for functional and presentation currency.